Restricted Cash (Tables)	3 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts shown in the statement of cash flows.

	As of March 31,
	2020	2019
Cash and cash equivalents	$720,131	$2,752,511
Restricted cash	810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$1,530,186	$3,562,566